Contract liabilities (Tables)	9 Months Ended
May 31, 2024
Contract liabilities
Schedule of contract liabilities

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Opening balance	1,815,731	1,029,318
Payments received in advance	884,785	3,330,235
Boat sale deposits	—	151,572
Payments reimbursed	—	(8,131)
Transferred to revenues	(880,829)	(2,718,943)
Deconsolidation on sale of subsidiary	(922,629)	—
Currency translation	10,833	31,680
Closing balance	907,891	1,815,731